Commitments For Expenditure - Summary of Non Cancellable Operating Lease Commitments (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	$ 15,572	$ 18,568
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	5,469	5,064
Later than one year but not greater than five
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	$ 10,103	$ 13,504